Property and Equipment (Narrative) (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		11 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2011	Nov. 16, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31,371,000	$ 65,755,000		$ 44,354,000
Accumulated amortization	1,165,000	13,878,000		8,536,000
Depreciation and amortization expense	1,165,000	7,900,000	6,700,000	9,062,000	5,820,000
Predecessor [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense						7,378,000
Assets Under Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,795,000	18,100,000		13,728,000
Accumulated amortization	$ 319,000	$ 4,300,000		$ 2,650,000